Decommissioning Obligations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Decommissioning Liabilities [line items]
Estimated future cash expenditures	$ 273.7	$ 266.5
Discount rate used in net present value of expected future cash flows	2.00%	2.00%
Oyu Tolgoi [member]
Disclosure Of Decommissioning Liabilities [line items]
Anticipated closure date	2055